PROPERTY, PLANT AND EQUIPMENT - Disclosure of detailed information about property, plant and equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 3,246,394
Property, plant and equipment at end of period	3,277,262	$ 3,246,394
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	6,943,953	6,627,720
Additions	862,763	348,087
Disposals	(99,031)	(31,854)
Property, plant and equipment at end of period	7,707,685	6,943,953
Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(3,697,559)	(2,429,143)
Amortization	743,268	1,275,885
Disposals	10,404	7,469
Property, plant and equipment at end of period	(4,430,423)	(3,697,559)
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	12,558
Property, plant and equipment at end of period	12,558	12,558
Land [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	12,558	12,558
Additions	0	0
Disposals	0	0
Property, plant and equipment at end of period	12,558	12,558
Land [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Amortization	0	0
Disposals	0	0
Property, plant and equipment at end of period	0	0
Building [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,166,168
Property, plant and equipment at end of period	2,080,812	2,166,168
Building [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,963,983	2,963,983
Additions	0	0
Disposals	0	0
Property, plant and equipment at end of period	2,963,983	2,963,983
Building [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(797,815)	(707,558)
Amortization	85,356	90,257
Disposals	0	0
Property, plant and equipment at end of period	(883,171)	(797,815)
Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	4,143
Property, plant and equipment at end of period	0	4,143
Leasehold Improvements [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	43,715	43,715
Additions	0	0
Disposals	0	0
Property, plant and equipment at end of period	43,715	43,715
Leasehold Improvements [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(39,572)	(38,536)
Amortization	4,143	1,036
Disposals	0	0
Property, plant and equipment at end of period	(43,715)	(39,572)
Production Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	308,059
Property, plant and equipment at end of period	260,481	308,059
Production Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,024,226	992,615
Additions	29,191	63,465
Disposals	(21,347)	(31,854)
Property, plant and equipment at end of period	1,032,070	1,024,226
Production Equipment [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(716,167)	(647,290)
Amortization	61,364	76,346
Disposals	5,942	7,469
Property, plant and equipment at end of period	(771,589)	(716,167)
Prototype [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	605,866
Property, plant and equipment at end of period	840,300	605,866
Prototype [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,583,001	2,497,845
Additions	833,572	85,156
Disposals	(77,684)	0
Property, plant and equipment at end of period	3,338,889	2,583,001
Prototype [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,977,135)	(949,655)
Amortization	525,916	1,027,480
Disposals	4,462	0
Property, plant and equipment at end of period	(2,498,589)	(1,977,135)
ROU Asset [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	149,600
Property, plant and equipment at end of period	83,111	149,600
ROU Asset [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	316,470	117,004
Additions	0	199,466
Disposals	0	0
Property, plant and equipment at end of period	316,470	316,470
ROU Asset [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(166,870)	(86,104)
Amortization	66,489	80,766
Disposals	0	0
Property, plant and equipment at end of period	$ (233,359)	$ (166,870)